CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net income (loss)	$ (7,992,367)	$ 23,003,274
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Investment income earned on investments held in Trust Account	(11,763,956)	(205,148)
Gain from extinguishment of deferred underwriting commissions allocated to warrant liabilities	(59,163)	0
Change in fair value of warrant liabilities	11,790,733	(23,566,288)
Changes in operating assets and liabilities:
Prepaid expenses	13,842	190,893
Accrued expenses	6,588,633	(1,399,910)
Due to related party	440,591	9,790
Net cash used in operating activities	(981,687)	(1,967,389)
Cash flows from investing activities:
Cash withdrawn from the Trust Account	538,985,164	0
Cash deposited into Trust Account	(5,914,286)	0
Net cash provided by investing activities	533,070,878	0
Cash flows from financing activities:
Proceeds received from promissory note	5,914,286	0
Proceeds received from working capital loan	1,000,000	1,500,000
Redemption of Class A ordinary shares	(538,985,164)	0
Net cash (used in) provided by financing activities	(532,070,878)	1,500,000
Net change in cash	18,313	(467,389)
Cash - beginning of period	37,982	749,510
Cash - end of period	$ 56,295	$ 282,121